Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 9.3%
54,638		Activision Blizzard, Inc.	$4,676,466	0.2
423,224	(1)	Alphabet, Inc. - Class A	43,901,026	2.2
368,046	(1)	Alphabet, Inc. - Class C	38,276,784	1.9
503,742		AT&T, Inc.	9,697,034	0.5
7,397	(1)	Charter Communications, Inc.	2,645,241	0.1
294,316		Comcast Corp. – Class A	11,157,520	0.6
156,562	(1)	Meta Platforms, Inc.	33,181,750	1.7
30,800	(1)	NetFlix, Inc.	10,640,784	0.5
41,258	(1)	T-Mobile US, Inc.	5,975,809	0.3
295,717		Verizon Communications, Inc.	11,500,434	0.6
128,196	(1)	Walt Disney Co.	12,836,265	0.7
			184,489,113	9.3

		Consumer Discretionary: 9.7%
26,391	(1)	Airbnb, Inc.	3,283,040	0.2
625,359	(1)	Amazon.com, Inc.	64,593,331	3.2
2,728	(1)	Booking Holdings, Inc.	7,235,775	0.4
277,250		Ford Motor Co.	3,493,350	0.2
97,839		General Motors Co.	3,588,735	0.2
71,702		Home Depot, Inc.	21,160,694	1.1
42,566		Lowe's Cos, Inc.	8,511,923	0.4
18,666		Marriott International, Inc.	3,099,303	0.2
51,995		McDonald's Corp.	14,538,322	0.7
84,641		Nike, Inc. - Class B	10,380,372	0.5
80,678		Starbucks Corp.	8,401,000	0.4
181,841	(1)	Tesla, Inc.	37,724,734	1.9
81,659		TJX Cos., Inc.	6,398,799	0.3
			192,409,378	9.7

		Consumer Staples: 7.7%
126,135		Altria Group, Inc.	5,628,144	0.3
38,450		Archer-Daniels-Midland Co.	3,062,927	0.2
274,715		Coca-Cola Co.	17,040,571	0.9
58,242		Colgate-Palmolive Co.	4,376,886	0.2
10,653		Constellation Brands, Inc.	2,406,406	0.1
31,151		Costco Wholesale Corp.	15,477,997	0.8
15,853		Dollar General Corp.	3,336,422	0.2
16,143		Estee Lauder Cos., Inc.	3,978,604	0.2
41,473		General Mills, Inc.	3,544,283	0.2
60,291		Keurig Dr Pepper, Inc.	2,127,067	0.1
23,665		Kimberly-Clark Corp.	3,176,316	0.2
49,133		Kraft Heinz Co.	1,899,973	0.1
95,924		Mondelez International, Inc.	6,687,821	0.3
51,496	(1)	Monster Beverage Corp.	2,781,299	0.1
97,266		PepsiCo, Inc.	17,731,592	0.9
109,025		Philip Morris International, Inc.	10,602,681	0.5
166,082		Procter & Gamble Co.	24,694,733	1.2
35,714		Sysco Corp.	2,758,192	0.1
32,583		Target Corp.	5,396,722	0.3
50,437		Walgreens Boots Alliance, Inc.	1,744,112	0.1
100,006		Walmart, Inc.	14,745,885	0.7
			153,198,633	7.7

		Energy: 4.5%
136,075		Chevron Corp.	22,201,997	1.1
86,133		ConocoPhillips	8,545,255	0.4
41,142		EOG Resources, Inc.	4,716,107	0.2
289,946		Exxon Mobil Corp.	31,795,478	1.6
139,711		Kinder Morgan, Inc.	2,446,340	0.1
31,883		Marathon Petroleum Corp.	4,298,785	0.2
55,828		Occidental Petroleum Corp.	3,485,342	0.2
16,715		Pioneer Natural Resources Co.	3,413,871	0.2
99,367		Schlumberger NV	4,878,920	0.3
27,053		Valero Energy Corp.	3,776,599	0.2
			89,558,694	4.5

		Financials: 13.1%
41,859		American Express Co.	6,904,642	0.4
52,270		American International Group, Inc.	2,632,317	0.1
14,413		Aon PLC	4,544,275	0.2
494,154		Bank of America Corp.	14,132,805	0.7
126,935	(1)	Berkshire Hathaway, Inc. – Class B	39,193,720	2.0
10,436		Blackrock, Inc.	6,982,936	0.4
49,910		Blackstone, Inc.	4,384,095	0.2
37,692	(1)	Block, Inc.	2,587,556	0.1
26,771		Capital One Financial Corp.	2,574,299	0.1
106,940		Charles Schwab Corp.	5,601,517	0.3
29,239		Chubb Ltd.	5,677,629	0.3
136,191		Citigroup, Inc.	6,385,996	0.3
25,230		CME Group, Inc.	4,832,050	0.2
41,689		Fidelity National Information Services, Inc.	2,264,963	0.1
41,416	(1)	Fiserv, Inc.	4,681,251	0.2
23,076		Goldman Sachs Group, Inc.	7,548,390	0.4
38,819		Intercontinental Exchange, Inc.	4,048,434	0.2
205,222		JPMorgan Chase & Co.	26,742,479	1.3
34,848		Marsh & McLennan Cos., Inc.	5,803,934	0.3
59,869		Mastercard, Inc. - Class A	21,756,993	1.1
46,467		Metlife, Inc.	2,692,298	0.1
11,242		Moody's Corp.	3,440,277	0.2
86,739		Morgan Stanley	7,615,684	0.4
80,187	(1)	PayPal Holdings, Inc.	6,089,401	0.3
28,321		PNC Financial Services Group, Inc.	3,599,599	0.2
41,073		Progressive Corp.	5,875,903	0.3
22,638		S&P Global, Inc.	7,804,903	0.4
16,452		Travelers Cos, Inc.	2,820,037	0.1
93,520		Truist Financial Corp.	3,189,032	0.2
97,280		US Bancorp	3,506,944	0.2
114,370		Visa, Inc. - Class A	25,785,860	1.3
269,891		Wells Fargo & Co.	10,088,526	0.5
			261,788,745	13.1

		Health Care: 14.9%
120,646		Abbott Laboratories	12,216,614	0.6
124,347		AbbVie, Inc.	19,817,181	1.0
37,569		Amgen, Inc.	9,082,306	0.5

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

35,389		Baxter International, Inc.	1,435,378	0.1
19,976		Becton Dickinson & Co.	4,944,859	0.2
100,384	(1)	Boston Scientific Corp.	5,022,212	0.2
149,842		Bristol-Myers Squibb Co.	10,385,549	0.5
38,515	(1)	Centene Corp.	2,434,533	0.1
20,615		Cigna Corp.	5,267,751	0.3
90,314		CVS Health Corp.	6,711,233	0.3
45,545		Danaher Corp.	11,479,162	0.6
43,449	(1)	Edwards Lifesciences Corp.	3,594,536	0.2
16,960		Elevance Health, Inc.	7,798,378	0.4
59,284		Eli Lilly & Co.	20,359,311	1.0
25,682	(1)	GE HealthCare Technologies, Inc.	2,106,694	0.1
88,319		Gilead Sciences, Inc.	7,327,827	0.4
15,178		HCA Healthcare, Inc.	4,002,135	0.2
8,893		Humana, Inc.	4,317,196	0.2
11,051	(1)	Illumina, Inc.	2,569,910	0.1
24,785	(1)	Intuitive Surgical, Inc.	6,331,824	0.3
185,168		Johnson & Johnson	28,701,040	1.4
9,638		McKesson Corp.	3,431,610	0.2
94,039		Medtronic PLC	7,581,424	0.4
177,986		Merck & Co., Inc.	18,935,931	0.9
23,343	(1)	Moderna, Inc.	3,585,018	0.2
397,662		Pfizer, Inc.	16,224,610	0.8
7,292	(1)	Regeneron Pharmaceuticals, Inc.	5,991,618	0.3
24,718		Stryker Corp.	7,056,247	0.4
27,529		Thermo Fisher Scientific, Inc.	15,866,890	0.8
65,811		UnitedHealth Group, Inc.	31,101,620	1.6
17,990	(1)	Vertex Pharmaceuticals, Inc.	5,668,109	0.3
33,125		Zoetis, Inc.	5,513,325	0.3
			296,862,031	14.9

		Industrials: 6.8%
38,783		3M Co.	4,076,481	0.2
29,377		Automatic Data Processing, Inc.	6,540,201	0.3
38,984	(1)	Boeing Co.	8,281,371	0.4
36,612		Caterpillar, Inc.	8,378,290	0.4
147,760		CSX Corp.	4,423,934	0.2
19,103		Deere & Co.	7,887,247	0.4
28,079		Eaton Corp. PLC	4,811,056	0.2
39,955		Emerson Electric Co.	3,481,679	0.2
16,445		FedEx Corp.	3,757,518	0.2
17,112		General Dynamics Corp.	3,905,130	0.2
76,250		General Electric Co.	7,289,500	0.4
47,417		Honeywell International, Inc.	9,062,337	0.5
21,498		Illinois Tool Works, Inc.	5,233,688	0.3
48,426		Johnson Controls International plc	2,916,214	0.2
13,360		L3Harris Technologies, Inc.	2,621,766	0.1
16,021		Lockheed Martin Corp.	7,573,607	0.4
15,988		Norfolk Southern Corp.	3,389,456	0.2
10,141		Northrop Grumman Corp.	4,682,303	0.2
103,417		Raytheon Technologies Corp.	10,127,627	0.5
135,004	(1)	Uber Technologies, Inc.	4,279,627	0.2
43,240		Union Pacific Corp.	8,702,482	0.4
51,720		United Parcel Service, Inc. - Class B	10,033,163	0.5
28,858		Waste Management, Inc.	4,708,760	0.2
			136,163,437	6.8

		Information Technology: 28.8%
44,581		Accenture PLC	12,741,696	0.6
32,169	(1)	Adobe, Inc.	12,396,968	0.6
113,640	(1)	Advanced Micro Devices, Inc.	11,137,856	0.6
35,570		Analog Devices, Inc.	7,015,115	0.3
1,057,444		Apple, Inc.	174,372,516	8.8
59,205		Applied Materials, Inc.	7,272,150	0.4
10,228	(1)	Atlassian Corp.	1,750,727	0.1
15,303	(1)	Autodesk, Inc.	3,185,472	0.2
27,789		Broadcom, Inc.	17,827,755	0.9
289,139		Cisco Systems, Inc.	15,114,741	0.8
36,078		Cognizant Technology Solutions Corp.	2,198,233	0.1
291,298		Intel Corp.	9,516,706	0.5
63,317		International Business Machines Corp.	8,300,226	0.4
19,389		Intuit, Inc.	8,644,198	0.4
9,740		KLA Corp.	3,887,916	0.2
9,482		Lam Research Corp.	5,026,598	0.3
59,661		Marvell Technology, Inc.	2,583,321	0.1
76,388		Micron Technology, Inc.	4,609,252	0.2
526,456		Microsoft Corp.	151,777,265	7.6
166,461		Nvidia Corp.	46,237,872	2.3
107,547		Oracle Corp.	9,993,267	0.5
20,914	(1)	Palo Alto Networks, Inc.	4,177,362	0.2
78,837		Qualcomm, Inc.	10,058,024	0.5
7,425		Roper Technologies, Inc.	3,272,123	0.2
67,712	(1)	Salesforce, Inc.	13,527,503	0.7
14,266	(1)	ServiceNow, Inc.	6,629,696	0.3
21,802	(1)	Snowflake, Inc. - Class A	3,363,831	0.2
63,847		Texas Instruments, Inc.	11,876,180	0.6
15,018	(1)	VMware, Inc.	1,874,997	0.1
14,042	(1)	Workday, Inc.	2,900,235	0.1
			573,269,801	28.8

		Materials: 1.7%
15,575		Air Products & Chemicals, Inc.	4,473,296	0.2
49,516		Dow, Inc.	2,714,467	0.1
17,444		Ecolab, Inc.	2,887,505	0.2
100,260		Freeport-McMoRan, Inc.	4,101,637	0.2
34,761		Linde PLC	12,355,450	0.6
55,875		Newmont Corp.	2,738,992	0.2
16,823		Sherwin-Williams Co.	3,781,306	0.2
5,998		Southern Copper Corp.	457,347	0.0
			33,510,000	1.7

		Real Estate: 1.4%
32,644		American Tower Corp.	6,670,475	0.3
30,354		Crown Castle, Inc.	4,062,579	0.2
20,167		Digital Realty Trust, Inc.	1,982,618	0.1
6,497		Equinix, Inc.	4,684,597	0.2
64,766		ProLogis, Inc.	8,080,854	0.4
10,992		Public Storage, Inc.	3,321,123	0.2
			28,802,246	1.4

		Utilities: 1.7%
36,163		American Electric Power Co., Inc.	3,290,471	0.2
58,546		Dominion Energy, Inc.	3,273,307	0.2
54,169		Duke Energy Corp.	5,225,683	0.2
69,832		Exelon Corp.	2,925,263	0.1
139,727		NextEra Energy, Inc.	10,770,157	0.5

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

22,126	Sempra Energy	3,344,566	0.2
76,501	Southern Co.	5,322,940	0.3
		34,152,387	1.7

	Total Common Stock
	(Cost $1,196,781,873)	1,984,204,465	99.6

EXCHANGE-TRADED FUNDS: 0.2%
30,929	iShares Russell Top 200 ETF	3,009,701	0.2

	Total Exchange-Traded Funds
	(Cost $2,799,746)	3,009,701	0.2

	Total Long-Term Investments
	(Cost $1,199,581,619)	1,987,214,166	99.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
4,171,000	(2) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $4,171,000)	4,171,000	0.2

	Total Short-Term Investments
	(Cost $4,171,000)	4,171,000	0.2

	Total Investments in Securities (Cost $1,203,752,619)	$1,991,385,166	100.0
	Assets in Excess of Other Liabilities	220,856	0.0
	Net Assets	$1,991,606,022	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,984,204,465	$–	$–	$1,984,204,465
Exchange-Traded Funds	3,009,701	–	–	3,009,701
Short-Term Investments	4,171,000	–	–	4,171,000
Total Investments, at fair value	$1,991,385,166	$–	$–	$1,991,385,166
Other Financial Instruments+
Futures	221,662	–	–	221,662
Total Assets	$1,991,606,828	$–	$–	$1,991,606,828

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	27	06/16/23	$5,585,963	$221,662
			$5,585,963	$221,662

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,211,968,659.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$812,123,853
Gross Unrealized Depreciation	(32,485,684)
Net Unrealized Appreciation	$779,638,169